Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 85,168	$ 50,250
Bank deposits		7,000
Financial Investments	70,000
Inventories	97,088	87,986
Trade receivables, net	124,352	87,430
Other receivables	19,250	20,613
Assets classified as held for sale		1,484
Derivative financial instruments	404	2,112
Total current assets	396,262	256,875
Property, plant and equipment	171,543	164,628
Intangible assets	38,365	37,582
Deferred tax assets	6,435	4,154
Other receivables	4,260	2,688
Total non-current assets	220,603	209,052
Total assets	616,865	465,927
Liabilities
Derivative financial instruments	215
Trade payables	61,215	41,643
Income tax payable	14,350	8,312
Provisions	2,602	2,646
Other current liabilities	30,461	22,262
Total current liabilities	108,843	74,863
Employee benefits	2,403	2,306
Other non-current liabilities	164	73
Deferred tax liabilities	4,279	5,166
Total non-current liabilities	6,846	7,545
Total liabilities	115,689	82,408
Shareholders’ equity
Share capital	3,599	3,461
Share premium	234,406	214,609
Translation reserve	(10,738)	(34,161)
Retained earnings	273,909	199,610
Total shareholders’ equity	501,176	383,519
Total liabilities and shareholders’ equity	$ 616,865	$ 465,927